Document and Entity Information	Oct. 17, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Oct. 17, 2019
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity File Number	333-184881
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-5401931